UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3361

Fidelity Massachusetts Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Massachusetts Municipal Money Market Fund

April 30, 2010

1.800343.106

MFS-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.9%
	Principal Amount	Value
Arizona - 0.1%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 0.35%, LOC Landesbank Baden-Wuert, VRDN (b)	$ 6,400,000	$ 6,400,000
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.4%, VRDN (b)	9,700,000	9,700,000
Florida - 0.2%
Orlando Utils. Commission Wtr. & Elec. Rev. Participating VRDN Series PT 2285, 0.4% (Liquidity Facility Dexia Cr. Local de France) (b)(g)	8,930,000	8,930,000
Indiana - 0.1%
Michigan City Ltd. Oblig. Rev. (Palatek Proj.) 0.5%, LOC Comerica Bank, VRDN (b)(e)	5,000,000	5,000,000
Kentucky - 0.1%
Minor Lane Heights Solid Waste Disp. Rev. (Waste Mgmt. of Kentucky, LLC Proj. D) Series 2003, 0.33%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	5,000,000	5,000,000
Massachusetts - 83.2%
Bedford Gen. Oblig. BAN 1.5% 7/22/10	16,939,000	16,978,757
Boston Gen. Oblig. Bonds Series 2004 B, 5% 7/1/10	2,750,000	2,770,825
Boston Indl. Dev. Rev. (New Boston Seafood Ctr., Inc. Proj.) Series 1997, 0.35%, LOC Bank of America NA, VRDN (b)(e)	2,910,000	2,910,000
Boston Wtr. & Swr. Commission Rev.:
Participating VRDN Series SG 75, 0.32% (Liquidity Facility Societe Generale) (b)(g)	2,000,000	2,000,000
Series 1994 A, 0.31%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	11,920,000	11,920,000
Bourne Gen. Oblig. BAN 1.75% 9/29/10	4,000,000	4,018,236
Braintree Gen. Oblig. Bonds Series 2009, 3% 5/15/10	5,102,000	5,106,574
Burlington Gen. Oblig. BAN 2% 7/30/10	3,780,000	3,793,627
Canton Hsg. Auth. Multi-family Hsg. Mtg. Rev. (Canton Arboretum Apt. Proj.) Series 1999, 0.27%, LOC Fannie Mae, VRDN (b)(e)	7,665,000	7,665,000
Chatham Gen. Oblig. BAN 0.5% 6/30/10	9,600,000	9,603,714
Chicopee Gen. Oblig. BAN 1.75% 9/23/10	8,240,032	8,276,107
Dartmouth Gen. Oblig. BAN 1% 8/26/10	3,835,000	3,843,652
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 06 108, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(g)	14,405,000	14,405,000
Framingham Gen. Oblig. BAN Series 2009 B, 1.5% 6/18/10	14,800,000	14,818,580
Haverhill Gen. Oblig. BAN:
1.5% 12/1/10	7,000,000	7,037,513
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Haverhill Gen. Oblig. BAN: - continued
1.5% 3/1/11	$ 7,725,000	$ 7,787,647
Marblehead Gen. Oblig. BAN 1.5% 8/12/10	14,400,000	14,440,410
Massachusetts Participating VRDN:
Series Clipper 06 11, 0.33% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(g)	23,900,000	23,900,000
Series Clipper 07 18, 0.33% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(g)	98,675,000	98,675,000
Massachusetts Bay Trans. Auth. Gen.Trans. Sys. 0.3% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	2,250,000	2,250,000
Massachusetts Bay Trans. Auth. Assessment Rev.:
Bonds Series 2000 A, 5.25% 7/1/30 (Pre-Refunded to 7/1/10 @ 100) (f)	17,235,000	17,372,081
Participating VRDN Series DC 8031, 0.35% (Liquidity Facility Dexia Cr. Local de France) (b)(g)	17,190,000	17,190,000
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN:
Series DC 8028, 0.34% (Liquidity Facility Dexia Cr. Local de France) (b)(g)	700,000	700,000
Series DC 8030, 0.35% (Liquidity Facility Dexia Cr. Local de France) (b)(g)	1,000,000	1,000,000
Series DCL 08 25, 0.34% (Liquidity Facility Dexia Cr. Local de France) (b)(g)	23,345,000	23,345,000
Series DCL 08 26, 0.35% (Liquidity Facility Dexia Cr. Local de France) (b)(g)	1,000,000	1,000,000
Series DCL 08 28, 0.35% (Liquidity Facility Dexia Cr. Local de France) (b)(g)	16,600,000	16,600,000
Series DCL 08 29, 0.35% (Liquidity Facility Dexia Cr. Local de France) (b)(g)	27,155,000	27,155,000
Series PT 4140, 0.3% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(g)	27,860,000	27,860,000
Series 2008 A1, 0.32% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	6,700,000	6,700,000
Series 2008 A2, 0.27% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	52,595,000	52,595,000
Series A:
0.25% 5/4/10 (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), CP	9,150,000	9,150,000
0.25% 5/6/10 (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), CP	6,500,000	6,500,000
0.3% 5/4/10 (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), CP	6,000,000	6,000,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A3, 0.3%, LOC Bank of America NA, VRDN (b)	$ 22,000,000	$ 22,000,000
Series 2010 A6, 0.3%, LOC Bank of America NA, VRDN (b)	20,000,000	20,000,000
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds Series 2005, 0.75% tender 5/3/10, CP mode (e)	3,600,000	3,600,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 0.45%, LOC Bank of America NA, VRDN (b)(e)	2,500,000	2,500,000
(Monkiewicz Realty Trust Proj.) 0.45%, LOC Bank of America NA, VRDN (b)(e)	3,965,000	3,965,000
(Ocean Spray Cranberries, Inc. Proj.) Series 2000, 0.38%, LOC Bank of America NA, VRDN (b)	8,500,000	8,500,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev.:
(Archstone Reading Apts. Proj.) Series 2004 A, 0.35%, LOC Freddie Mac, VRDN (b)(e)	24,840,000	24,840,000
(Avalon Acton Apts. Proj.) Series 2006, 0.35%, LOC Fannie Mae, VRDN (b)(e)	33,000,000	33,000,000
(Casco Crossing Proj.) 0.34%, LOC Fannie Mae, VRDN (b)(e)	10,535,000	10,535,000
(Georgetown Village Apts. Proj.) Series 2003 A, 0.34%, LOC Fannie Mae, VRDN (b)(e)	15,300,000	15,300,000
(Salem Heights Apts. Proj.) Series 2003 A, 0.31%, LOC Fed. Home Ln. Bank of Boston, VRDN (b)(e)	15,800,000	15,800,000
(Tammy Brook Apts. Proj.) Series 2009, 0.3%, LOC Freddie Mac, VRDN (b)	4,000,000	4,000,000
Series A, 0.32%, LOC Bayerische Landesbank, VRDN (b)(e)	25,900,000	25,900,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Abby Kelley Foster Charter Pub. School Proj.) Series 2008, 0.3%, LOC TD Banknorth, NA, VRDN (b)	4,800,000	4,800,000
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 0.3%, LOC Banco Santander SA, VRDN (b)	5,935,000	5,935,000
(Babson College Proj.) Series 2008 A, 0.23%, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	11,000,000	11,000,000
(Boston Univ. Proj.):
Series U-5B, 0.27%, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	16,110,000	16,110,000
Series U3, 0.26%, LOC BNP Paribas SA, VRDN (b)	24,775,000	24,775,000
Series U5A, 0.23%, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	15,570,000	15,570,000
(Brooks School Proj.) Series 2008, 0.3%, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	6,300,000	6,300,000
(Childrens Museum Proj.) Series 2006, 0.39%, LOC RBS Citizens NA, VRDN (b)	8,600,000	8,600,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Clark Univ. Proj.) 0.28%, LOC TD Banknorth, NA, VRDN (b)	$ 12,495,000	$ 12,495,000
(Ed. Lawrence Academy Proj.) Series 2003 A, 0.45%, LOC Bank of America NA, VRDN (b)	1,805,000	1,805,000
(Edgewood Retirement Cmnty. Proj.):
Series 2000 A, 0.32%, LOC Bank of America NA, VRDN (b)	10,010,000	10,010,000
Series 2008, 0.32%, LOC Bank of America NA, VRDN (b)	27,290,000	27,290,000
(Fay School Proj.) 0.3%, LOC TD Banknorth, NA, VRDN (b)	5,950,000	5,950,000
(Fifteen-O-Five West Housatonic LLC Proj.) Series 2007, 0.35%, LOC HSBC Bank USA, NA, VRDN (b)(e)	2,765,000	2,765,000
(Hockomock YMCA Proj.) Series 2009, 0.27%, LOC Bank of America NA, VRDN (b)	14,165,000	14,165,000
(Institute of Contemporary Art Proj.) Series 2004 A, 0.31%, LOC Bank of America NA, VRDN (b)	5,300,000	5,300,000
(Judge Rotenburg Ctr. Proj.) 0.31%, LOC Bank of America NA, VRDN (b)	9,440,000	9,440,000
(Justice Resource Institute Proj.) Series 2008, 0.3%, LOC Bank of America NA, VRDN (b)	11,980,000	11,980,000
(Mary Ann Morse Healthcare Proj.) Series 2007, 0.31%, LOC Banco Santander SA, VRDN (b)	13,600,000	13,600,000
(Olin College Proj.):
Series 2008 C2, 0.39%, LOC RBS Citizens NA, VRDN (b)	15,400,000	15,400,000
Series 2008 C3, 0.39%, LOC RBS Citizens NA, VRDN (b)	42,000,000	42,000,000
(Seashore Point - Deaconess, Inc. Proj.) 0.29%, LOC Banco Santander SA, VRDN (b)	6,000,000	6,000,000
(Seven Hills Foundation and Affiliates Proj.) Series 2008 B, 0.3%, LOC TD Banknorth, NA, VRDN (b)	5,500,000	5,500,000
(Simmons College Proj.) Series G, 0.35%, LOC TD Banknorth, NA, VRDN (b)	15,435,000	15,435,000
(The Chestnut Hill School Proj.) Series 2002, 0.27%, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	3,500,000	3,500,000
(Wilber School Apts. Proj.) Series 2008 A, 0.3%, LOC Bank of America NA, VRDN (b)	8,100,000	8,100,000
(Worcester Polytechnic Institute Proj.) Series A, 0.32%, LOC TD Banknorth, NA, VRDN (b)	9,630,000	9,630,000
(YMCA of Greater Boston Proj.) Series 2004 A, 0.3%, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	17,675,000	17,675,000
Series 2001, 0.25% 6/15/10, LOC JPMorgan Chase Bank, CP	8,150,000	8,150,000
Series A, 0.29%, LOC Banco Santander SA, VRDN (b)	7,000,000	7,000,000
0.28% 6/4/10, LOC Bank of America NA, CP	18,200,000	18,200,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.:
Bonds:
Series 2009 B, 2% 7/1/10	$ 3,000,000	$ 3,007,496
Series A, 6% 11/1/10	2,665,000	2,737,331
Participating VRDN:
Series Clipper 07 06, 0.33% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(g)	53,850,000	53,850,000
Series DCL 08 22, 0.35% (Liquidity Facility Dexia Cr. Local de France) (b)(g)	33,105,000	33,105,000
Series EGL 07 0124, 0.31% (Liquidity Facility Citibank NA) (b)(g)	12,235,000	12,235,000
Series EGL 07 0149, 0.31% (Liquidity Facility Citibank NA) (b)(g)	19,000,000	19,000,000
Series PT 3989, 0.32% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(g)	21,720,000	21,720,000
Series Putters 2022, 0.35% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	22,040,000	22,040,000
Series Putters 2648, 0.35% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	1,850,000	1,850,000
Series Putters 3620, 0.35% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	1,860,000	1,860,000
Series ROC II R 11163, 0.31% (Liquidity Facility Citibank NA) (b)(g)	15,220,000	15,220,000
(Central Artery Proj.) Series 2000 A, 0.3% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	131,610,000	131,610,000
RAN:
Series 2009 B, 2.5% 5/27/10	103,700,000	103,858,470
Series 2009 C, 2.5% 6/24/10	27,100,000	27,183,919
Series 1997 B, 0.3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	140,570,000	140,570,000
Series 1998 A, 0.31% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	55,000,000	55,000,000
Series 2001 B, 0.3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	29,420,000	29,420,000
Series 2001 C, 0.28% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	75,350,000	75,350,000
Series 2006 A, 0.32% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	70,330,000	70,330,000
Series 2006 B, 0.3% (Liquidity Facility Bank of America NA), VRDN (b)	46,455,000	46,455,000
Series H, 0.32% 5/3/10 (Liquidity Facility Bank of Nova Scotia New York Branch), CP	14,000,000	14,000,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds:
(Northeastern Univ. Proj.):
Series 2008 T3, 0.6%, tender 2/17/11 (b)	$ 18,100,000	$ 18,100,000
Series 2010 A, 2% 10/1/10	4,415,000	4,445,220
(Partners HealthCare Sys. Proj.):
Series 2008 H1:
0.27% tender 6/3/10, CP mode	12,500,000	12,500,000
0.38% tender 10/7/10, CP mode	8,000,000	8,000,000
Series 2008 H2:
0.28% tender 8/4/10, CP mode	14,040,000	14,040,000
0.37% tender 6/8/10, CP mode	7,020,000	7,020,000
0.39% tender 10/8/10, CP mode	19,790,000	19,790,000
(Williams College Proj.) 0.45%, tender 4/7/11 (b)	11,000,000	11,000,000
Series 2008 H1, 0.4% tender 6/15/10, CP mode	2,660,000	2,660,000
Series 2008 H2, 0.26% tender 8/10/10, CP mode	19,790,000	19,790,000
Participating VRDN:
Series BA 08 1056, 0.3% (Liquidity Facility Bank of America NA) (b)(g)	3,290,000	3,290,000
Series BA 08 3320, 0.3% (Liquidity Facility Bank of America NA) (b)(g)	1,810,000	1,810,000
Series BBT 08 54, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (b)(g)	12,635,000	12,635,000
Series BBT 08 56, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (b)(g)	8,895,000	8,895,000
Series BC 10 15W, 0.27% (Liquidity Facility Barclays Bank PLC) (b)(g)	3,250,000	3,250,000
Series BC 10 16W, 0.27% (Liquidity Facility Barclays Bank PLC) (b)(g)	4,000,000	4,000,000
Series BC 10 20W, 0.27% (Liquidity Facility Barclays Bank PLC) (b)(g)	6,735,000	6,735,000
Series Clipper 07 08, 0.3% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(g)	11,250,000	11,250,000
Series Floaters 3115, 0.28% (Liquidity Facility Morgan Stanley) (b)(g)	4,390,000	4,390,000
Series MS 3053, 0.31% (Liquidity Facility Morgan Stanley) (b)(g)	11,125,000	11,125,000
Series MS 3143, 0.31% (Liquidity Facility Morgan Stanley) (b)(g)	10,260,000	10,260,000
Series PT 4633, 0.3% (Liquidity Facility Deutsche Postbank AG) (b)(g)	24,420,000	24,420,000
Series Putters 3104, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	3,550,000	3,550,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series Putters 3529, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	$ 15,660,000	$ 15,660,000
Series Putters 3531, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	12,495,000	12,495,000
Series Putters 3548, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	9,925,000	9,925,000
Series Putters 3650, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	11,800,000	11,800,000
Series SGB 42, 0.31% (Liquidity Facility Societe Generale) (b)(g)	27,080,000	27,080,000
(Baystate Health Sys. Proj.):
Series 2009 J1, 0.28%, LOC JPMorgan Chase Bank, VRDN (b)	24,100,000	24,100,000
Series 2009 J2, 0.26%, LOC JPMorgan Chase Bank, VRDN (b)	3,000,000	3,000,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 0.3%, LOC Bank of America NA, VRDN (b)	17,020,000	17,020,000
(Bentley College Proj.) Series K, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	20,600,000	20,600,000
(Boston Univ. Proj.) Series H, 0.28%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	14,900,000	14,900,000
(CIL Realty of Massachusetts) Series 2009, 0.27%, LOC HSBC Bank USA, NA, VRDN (b)	10,965,000	10,965,000
(Dana-Farber Cancer Institute Proj.):
Series 2008 L1, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	34,800,000	34,800,000
Series 2008 L2, 0.27%, LOC Bank of America NA, VRDN (b)	29,100,000	29,100,000
(Endicott College Proj.):
Series 2004 D, 0.31%, LOC Bank of America NA, VRDN (b)	24,390,000	24,390,000
Series 2007 E, 0.31%, LOC Bank of America NA, VRDN (b)	12,550,000	12,550,000
(Fairview Extended Care Proj.) Series B, 0.31%, LOC Bank of America NA, VRDN (b)	8,470,000	8,470,000
(Hallmark Health Sys. Proj.) Series 2008 C, 0.32%, LOC Bank of America NA, VRDN (b)	22,560,000	22,560,000
(Harvard Univ. Proj.) Series BB 0.23%, VRDN (b)	77,305,000	77,305,000
(Harvard Vanguard Med. Associates Proj.) Series 2004, 0.25%, LOC TD Banknorth, NA, VRDN (b)	2,900,000	2,900,000
(Henry Heywood Memorial Hosp. Proj.) Series 2008 C, 0.28%, LOC TD Banknorth, NA, VRDN (b)	3,300,000	3,300,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Massachusetts Institute of Technology Proj.) Series 2001 J1, 0.23%, VRDN (b)	$ 51,480,000	$ 51,480,000
(Mount Ida College Proj.) Series 2007 A, 0.31%, LOC Bank of America NA, VRDN (b)	1,000,000	1,000,000
(New England Aquarium Corp. Proj.) Series 2007 A, 0.32%, LOC Banco Santander SA, VRDN (b)	20,780,000	20,780,000
(Northeast Hosp. Corp. Proj.):
Series 2004 G, 0.31%, LOC JPMorgan Chase Bank, VRDN (b)	38,525,000	38,525,000
Series 2006 H, 0.3%, LOC Bank of America NA, VRDN (b)	23,000,000	23,000,000
(Peabody Essex Museum Proj.) Series 2002, 0.31%, LOC Bank of America NA, VRDN (b)	13,525,000	13,525,000
(Southcoast Health Sys. Obligated Group Proj.) Series 2008 C, 0.28%, LOC Bank of America NA, VRDN (b)	24,765,000	24,765,000
(Williams College Proj.):
Series 2006 J, 0.3%, VRDN (b)	15,357,000	15,357,000
Series I, 0.23%, VRDN (b)	20,309,000	20,309,000
(Winchester Hosp. Proj.):
Series 2004 F, 0.29%, LOC Bank of America NA, VRDN (b)	15,170,000	15,170,000
Series 2004 G, 0.29%, LOC Bank of America NA, VRDN (b)	3,665,000	3,665,000
Series 2009 O-1, 0.29%, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	45,060,000	45,060,000
0.32% 6/15/10, CP	41,025,000	41,025,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Series 2003 F, 0.34% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)	54,385,000	54,385,000
Series 2004 A, 0.33%, LOC Lloyds TSB Bank PLC, VRDN (b)(e)	24,500,000	24,500,000
Series 2008 A, 0.33%, LOC Lloyds TSB Bank PLC, VRDN (b)(e)	12,000,000	12,000,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev.:
(Princeton Crossing LP Proj.) Series 1996 A, 0.37%, LOC Fannie Mae, VRDN (b)(e)	20,700,000	20,700,000
Series 2009 A, 0.29%, LOC Bank of America NA, VRDN (b)	15,430,000	15,430,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.:
(346 Univ. LLC Proj.) Series 1996, 0.43%, LOC Bank of America NA, VRDN (b)(e)	1,200,000	1,200,000
(BBB Esq. LLC Proj.) Series 1996, 0.45%, LOC Bank of America NA, VRDN (b)(e)	2,100,000	2,100,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.: - continued
(Boutwell Owens & Co., Inc. Proj.) Series 1998, 0.45%, LOC Wells Fargo Bank NA, VRDN (b)(e)	$ 725,000	$ 725,000
(Brady Enterprises Proj.) Series 1996, 0.45%, LOC Bank of America NA, VRDN (b)(e)	1,450,000	1,450,000
(Decas Cranberry Proj.) Series 1997, 0.45%, LOC Bank of America NA, VRDN (b)(e)	3,000,000	3,000,000
(Interpolymer Corp. Proj.) Series 1992, 0.33%, LOC Bank of America NA, VRDN (b)(e)	800,000	800,000
(Riverdale Mills Corp. Proj.) Series 1995, 0.45%, LOC Bank of America NA, VRDN (b)(e)	600,000	600,000
(United Plastics Proj.) Series 1997, 0.45%, LOC Wells Fargo Bank NA, VRDN (b)(e)	1,615,000	1,615,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
0.7% tender 5/3/10, CP mode	4,100,000	4,100,000
0.72% tender 5/5/10, CP mode	7,000,000	7,000,000
Series 1993 A, 0.7% tender 5/3/10, CP mode	10,300,000	10,300,000
Series 1993 B, 0.5% tender 5/12/10, CP mode	9,600,000	9,600,000
Massachusetts Indl. Fin. Agcy. Rev. Bonds (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/10	3,000,000	2,991,887
Massachusetts Port Auth. Rev.:
Series 2003 A, 0.32% 8/13/10, LOC Bank of New York, New York, CP	5,000,000	5,000,000
Series 2003 B, 0.35% 8/13/10, LOC Bank of New York, New York, CP (e)	59,000,000	59,000,000
Series 2008 A, 0.3%, LOC Bank of America NA, VRDN (b)	12,040,000	12,040,000
Series 2008 B, 0.32%, LOC Bank of America NA, VRDN (b)(e)	98,125,000	98,125,000
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 0.42%, LOC Royal Bank of Scotland PLC, VRDN (b)(e)	37,100,000	37,100,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series BA 08 1082, 0.3% (Liquidity Facility Bank of America NA) (b)(g)	7,020,000	7,020,000
Series BA 08 3307, 0.3% (Liquidity Facility Bank of America NA) (b)(g)	5,000,000	5,000,000
Series EGL 07 0031, 0.31% (Liquidity Facility Citibank NA) (b)(g)	32,600,000	32,600,000
Series EGL 07 0032, 0.31% (Liquidity Facility Citibank NA) (b)(g)	69,300,000	69,300,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN: - continued
Series EGL 07 0067, 0.31% (Liquidity Facility Citibank NA) (b)(g)	$ 41,660,000	$ 41,660,000
Series EGL 07 0092, 0.31% (Liquidity Facility Citibank NA) (b)(g)	45,095,000	45,095,000
Series Putters 1185, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	10,175,000	10,175,000
Series Putters 1197, 0.33% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	1,000,000	1,000,000
Series Putters 2479Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	9,595,000	9,595,000
Series Putters 2857, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	8,180,000	8,180,000
Series ROC II R 10413, 0.31% (Liquidity Facility Citibank NA) (b)(g)	6,435,000	6,435,000
Series Solar 05 03, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(g)	20,375,000	20,375,000
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 0.8% tender 5/4/10, CP mode (e)	12,300,000	12,300,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series BBT 08 40, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (b)(g)	15,485,000	15,485,000
Series PT 4644, 0.3% (Liquidity Facility Deutsche Postbank AG) (b)(g)	11,265,000	11,265,000
Series Putters 3159, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	15,490,000	15,490,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN:
Series DCL 07 001, 0.35% (Liquidity Facility Dexia Cr. Local de France) (b)(g)	25,145,000	25,145,000
Series EGL 7050011 Class A, 0.31% (Liquidity Facility Citibank NA) (b)(g)	10,990,000	10,990,000
Series MS 2935, 0.4% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(g)	19,854,000	19,854,000
Series Putters 2848, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	8,835,000	8,835,000
Series Solar 06 86, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(g)	22,015,000	22,015,000
Series 1994:
0.35% 5/6/10, LOC Bayerische Landesbank Girozentrale, CP	1,400,000	1,400,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.: - continued
Series 1994:
0.35% 5/6/10, LOC Bayerische Landesbank Girozentrale, CP	$ 13,300,000	$ 13,300,000
Series 2002 D, 0.28%, LOC Landesbank Baden-Wuert, VRDN (b)	25,600,000	25,600,000
Series 2008 B, 0.32% (Liquidity Facility Bank of America NA), VRDN (b)	76,830,000	76,830,000
Series 2008 C, 0.3% (Liquidity Facility Bayerische Landesbank), VRDN (b)	37,700,000	37,700,000
Series 2008 D, 0.3% (Liquidity Facility Bayerische Landesbank), VRDN (b)	5,000,000	5,000,000
Series 2008 E, 0.28% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	66,220,000	66,220,000
Nantucket Gen. Oblig. BAN 1.5% 2/25/11	18,100,000	18,277,967
Needham Gen. Oblig. BAN 1% 6/15/10	2,000,800	2,002,304
Northborough Gen. Oblig. BAN 1.5% 4/29/11	10,025,362	10,129,537
Plymouth Gen. Oblig.:
Bonds Series 2009, 2% 5/15/10	3,944,000	3,946,107
BAN:
Series 2009 A, 1.5% 5/13/10	4,000,000	4,001,215
1.5% 5/12/11 (a)	11,750,000	11,868,910
Scituate Gen. Oblig. BAN 1.25% 3/18/11	5,700,123	5,741,041
Shrewsbury Gen. Oblig. BAN Series 2008, 1.5% 11/19/10	6,800,000	6,835,548
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 0.32%, LOC Lloyds TSB Bank PLC, VRDN (b)	83,165,000	83,165,000
Univ. of Massachusetts Bldg. Auth. Rev. Series 2008 3, 0.3%, LOC Bank of America NA, VRDN (b)	74,675,000	74,675,000
Weston Gen. Oblig. BAN 1.5% 2/4/11	10,000,000	10,086,913
		4,068,081,588
Missouri - 0.1%
Missouri Higher Ed. Ln. Auth. Student Ln. Rev. Series 2008 A2, 0.33%, LOC Bank of America NA, VRDN (b)(e)	4,600,000	4,600,000
Nebraska - 0.2%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2007 B, 0.3% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	6,310,000	6,310,000
Series 2007 J, 0.3% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	5,050,000	5,050,000
		11,360,000
Municipal Securities - continued
	Principal Amount	Value
Nevada - 0.1%
Clark County Arpt. Rev. Series 2008 D2, 0.34%, LOC Landesbank Baden-Wuert, VRDN (b)	$ 5,100,000	$ 5,100,000
New Hampshire - 0.1%
Manchester Arpt. Rev. Series 2008, 0.45%, LOC RBS Citizens NA, VRDN (b)(e)	3,100,000	3,100,000
Ohio - 0.3%
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.) Series 2007 B, 4% (Deutsche Post AG Guaranteed), VRDN (b)(e)	17,400,000	17,400,000
Pennsylvania - 0.3%
Delaware County Auth. Rev. (White Horse Village Proj.) Series 2006 B, 0.39%, LOC Citizens Bank of Pennsylvania, VRDN (b)	9,985,000	9,985,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (St. Joseph's Univ. Proj.) Series 2008 B, 0.37%, LOC Citizens Bank of Pennsylvania, VRDN (b)	4,600,000	4,600,000
		14,585,000
Puerto Rico - 0.9%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2007 A8, 0.25%, LOC Wells Fargo Bank NA, VRDN (b)	20,645,000	20,645,000
Series 2007 A9, 0.25%, LOC Wells Fargo Bank NA, VRDN (b)	22,240,000	22,240,000
		42,885,000
South Carolina - 0.4%
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(ACI Industries LLC Proj.) 0.47%, LOC Wells Fargo Bank NA, VRDN (b)(e)	4,480,000	4,480,000
(Bon Secours Health Sys. Proj.) Series 2008 D, 0.34%, LOC Landesbank Baden-Wuert, VRDN (b)	13,400,000	13,400,000
		17,880,000
Texas - 0.2%
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products & Chemicals, Inc. Proj.) 0.55%, VRDN (b)(e)	10,000,000	10,000,000
Utah - 0.3%
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series PT 4606, 0.34% (Liquidity Facility Deutsche Postbank AG) (b)(g)	13,385,000	13,385,000
Municipal Securities - continued
	Principal Amount	Value
Washington - 0.3%
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series Putters 3362, 0.45% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)	$ 9,970,000	$ 9,970,000
Port of Seattle Rev. Series 2005, 0.34%, LOC Fortis Banque SA, VRDN (b)(e)	4,300,000	4,300,000
		14,270,000
West Virginia - 0.1%
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.35%, LOC Bank of America NA, VRDN (b)(e)	6,580,000	6,580,000
	Shares
Other - 11.7%
Fidelity Municipal Cash Central Fund, 0.30% (c)(d)	572,949,000	572,949,000
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $4,837,205,588)		4,837,205,588
NET OTHER ASSETS - 1.1%		53,752,635
NET ASSETS - 100%		$ 4,890,958,223
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 350,975
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At April 30, 2010, the cost of investment securities for income tax purposes was $4,837,205,588.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Massachusetts
Municipal Income Fund

April 30, 2010

1.800349.106

MFL-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.3%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
Series 2006 A, 5% 10/1/23	$ 2,740,000	$ 2,723,998
Series 2008:
4.625% 10/1/11	735,000	752,522
5.375% 10/1/14	1,150,000	1,258,917
5.875% 10/1/18	1,900,000	2,154,999
		6,890,436
Massachusetts - 94.6%
Ashland Gen. Oblig. 5.25% 5/15/19 (AMBAC Insured)	1,300,000	1,420,328
Auburn Gen. Oblig. 5.125% 6/1/23 (AMBAC Insured)	1,305,000	1,386,328
Boston Gen. Oblig.:
Series 2005 A, 5% 1/1/17	1,005,000	1,115,208
Series 2007 A, 5% 3/1/22 (Pre-Refunded to 3/1/17 @ 100) (c)	2,335,000	2,706,919
Series 2007 B, 5% 3/1/21	7,335,000	8,224,075
Boston Spl. Oblig. (Boston City Hosp. Issue Proj.):
5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,705,000	10,151,915
5% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,990,000	8,322,624
5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,200,000	6,430,826
Boston Wtr. & Swr. Commission Rev.:
Series 2009 A:
5% 11/1/25	1,725,000	1,896,534
5% 11/1/26	1,500,000	1,643,145
5% 11/1/28	2,195,000	2,364,520
Sr. Series A:
5.25% 11/1/19	10,325,000	11,865,490
5.75% 11/1/13	1,390,000	1,506,329
Braintree Gen. Oblig. Series 2009:
5% 5/15/23	5,000,000	5,515,150
5% 5/15/24	5,050,000	5,521,519
Bridgewater-Raynham Reg'l. School District:
5% 6/15/18 (FSA Insured)	1,475,000	1,569,371
5% 6/15/19 (FSA Insured)	1,535,000	1,627,637
Brockton Gen. Oblig.:
5% 4/1/15 (FSA Insured)	1,000,000	1,140,000
5% 4/1/16 (FSA Insured)	1,000,000	1,141,160
Dracut Gen. Oblig.:
5% 5/15/16 (AMBAC Insured)	1,400,000	1,491,560
5% 5/15/19 (AMBAC Insured)	1,000,000	1,047,910
Freetown Lakeville Reg'l. School District 5% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265,000	2,374,535
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Hopedale Gen. Oblig. 5% 11/15/19 (AMBAC Insured)	$ 1,000,000	$ 1,058,760
Littleton Gen. Oblig. 5% 1/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380,000	1,460,288
Lowell Gen. Oblig.:
5% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,410,000	1,565,354
5% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310,000	1,432,302
Lynn Gen. Oblig.:
5% 12/1/13	2,780,000	3,105,844
5% 12/1/14	3,560,000	4,019,382
5.375% 8/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120,000	2,236,536
5.375% 8/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,235,000	2,356,383
5.375% 8/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,345,000	2,459,811
Lynn Wtr. & Swr. Commission Gen. Rev.:
Series 2003 A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,032,600
Series 2005 A:
5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,055,000	2,174,539
5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,560,000	1,643,366
Marblehead Gen. Oblig.:
5% 8/15/19	1,510,000	1,646,172
5% 8/15/20	1,465,000	1,593,407
Martha's Vineyard Land Bank Rev. Series 2006, 5% 5/1/18 (AMBAC Insured)	1,685,000	1,837,223
Massachusetts Bay Trans. Auth.:
Series 1991 A:
7% 3/1/21	1,500,000	1,828,470
7% 3/1/21 (FGIC Insured)	3,025,000	3,687,415
Series 1992 B, 6.2% 3/1/16	27,525,000	31,332,258
Series 1993 A, 5.5% 3/1/12	3,440,000	3,598,102
Massachusetts Bay Trans. Auth. Assessment Rev.:
Series 2000 A:
5.25% 7/1/30	7,085,000	7,101,154
5.75% 7/1/15	85,000	85,479
5.75% 7/1/18	330,000	331,488
Series 2005 A, 5% 7/1/22	3,385,000	3,685,757
Series 2008 A, 5.25% 7/1/34	17,750,000	19,050,188
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2003 C:
5.25% 7/1/19	$ 4,430,000	$ 5,191,650
5.25% 7/1/21	4,000,000	4,686,120
5.25% 7/1/23	3,950,000	4,641,645
Series 2005 B, 5.5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,755,600
Series 2006 A, 5.25% 7/1/32	7,745,000	8,885,529
Series 2006 C:
5% 7/1/22	9,900,000	10,960,092
5% 7/1/23	10,000,000	11,040,900
Series 2009 B:
5% 7/1/17	7,000,000	8,031,170
5% 7/1/18	4,500,000	5,181,795
Series 2010 B:
5% 7/1/26	1,000,000	1,097,620
5% 7/1/27	865,000	944,113
5% 7/1/28	1,000,000	1,087,960
5% 7/1/30	1,000,000	1,075,820
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev.:
(Emerson College Proj.) Series 2006 A, 5% 1/1/18	1,920,000	2,020,800
Series 2006 A:
5% 1/1/14	1,500,000	1,621,995
5% 1/1/17	1,250,000	1,342,738
5% 1/1/19	2,225,000	2,327,306
5% 1/1/20	3,000,000	3,125,550
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/30	5,000,000	5,290,100
Massachusetts Dev. Fin. Agcy. Resource Recovery Rev. (Waste Mgmt., Inc. Proj.) Series 1999 B, 3.4%, tender 12/1/12 (a)(b)	2,000,000	2,040,040
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2007 A, 5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,165,000	1,198,331
(Boston College Proj.) Series P:
5% 7/1/20	2,500,000	2,767,125
5% 7/1/21	3,090,000	3,401,565
(Boston Univ. Proj.):
Series T1, 5% 10/1/39 (AMBAC Insured)	10,000,000	10,056,000
Series U4, 5.7% 10/1/40	3,100,000	3,301,779
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Brandeis Univ. Proj.) Series N:
5% 10/1/23	$ 1,040,000	$ 1,130,605
5% 10/1/24	1,210,000	1,306,364
(Carleton-Willard Village Proj.) Series 2010:
4.75% 12/1/20	3,355,000	3,354,899
5.25% 12/1/25	820,000	819,098
5.625% 12/1/30	1,000,000	999,350
(College of the Holy Cross Proj.):
Series 2008 A, 5% 9/1/26	1,500,000	1,612,905
Series 2008 B, 5% 9/1/22	1,100,000	1,227,435
(Mount Holyoke College Proj.) Series 2001:
5.125% 7/1/21	5,715,000	5,966,174
5.25% 7/1/31	11,785,000	11,955,765
5.5% 7/1/14	750,000	781,485
5.5% 7/1/15	910,000	947,028
5.5% 7/1/16	590,000	612,768
(Regis College Proj.) Series 1998:
5.25% 10/1/18	2,065,000	1,838,139
5.5% 10/1/28	5,660,000	4,407,895
Series 2008, 5.75% 9/1/25	8,000,000	9,158,880
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (a)(b)	10,250,000	11,142,263
Massachusetts Edl. Fing. Auth. Rev.:
Series 1998 CG, 4.9% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,015,000	1,017,994
Series 2010 A:
5.5% 1/1/17	3,000,000	3,282,510
5.5% 1/1/22	3,500,000	3,706,745
5.5% 1/1/23 (b)	2,500,000	2,516,550
Series 2010 B:
4.5% 1/1/16 (b)	1,000,000	1,001,980
4.8% 1/1/17 (b)	3,000,000	3,008,460
Massachusetts Fed. Hwy.:
Series 1998 A, 0% 6/15/15	1,455,000	1,233,956
Series 2000 A:
5.75% 6/15/11	8,660,000	8,939,718
5.75% 12/15/11	9,510,000	9,816,602
5.75% 6/15/12	5,000,000	5,159,000
5.75% 6/15/13	8,000,000	8,234,320
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Fed. Hwy.: - continued
Series 2000 A:
5.75% 12/15/14 (Pre-Refunded to 12/15/10 @ 100) (c)	$ 5,035,000	$ 5,193,200
Massachusetts Gen. Oblig.:
Series 2001 D:
5.5% 11/1/18	2,000,000	2,373,900
5.5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,747,800
5.5% 11/1/20	1,000,000	1,195,680
5.5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,391,360
Series 2002 C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (c)	1,795,000	1,975,990
Series 2002 D, 5.375% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (c)	240,000	263,186
Series 2002 E:
5.25% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (c)	4,315,000	4,758,409
5.25% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (c)	695,000	766,418
Series 2003 D:
5.25% 10/1/22 (Pre-Refunded to 10/1/13 @ 100) (c)	3,800,000	4,292,974
5.5% 10/1/18	6,000,000	7,121,640
5.5% 10/1/19	7,000,000	8,329,860
Series 2004 A:
5% 8/1/16 (Pre-Refunded to 8/1/14 @ 100) (c)	5,000,000	5,674,100
5.25% 8/1/20	4,500,000	5,291,190
5.5% 8/1/30	2,000,000	2,358,440
Series 2004 B, 5.25% 8/1/21	10,000,000	11,746,200
Series 2004 D, 5% 12/1/23 (Pre-Refunded to 12/1/14 @ 100) (c)	4,850,000	5,500,822
Series 2005 A, 5% 3/1/18	25,000,000	27,797,750
Series 2006 B:
5.25% 9/1/20 (FSA Insured)	4,255,000	5,008,263
5.25% 9/1/22	16,500,000	19,496,400
Series 2006 D, 5% 8/1/19	8,990,000	10,092,713
Series 2007 A, 0.737% 5/1/37 (a)	20,000,000	15,229,600
Series 2007 C:
5% 8/1/32	21,000,000	22,253,070
5% 8/1/37	55,375,000	58,288,833
5.25% 8/1/21 (AMBAC Insured)	980,000	1,119,052
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2007 C:
5.25% 8/1/22	$ 4,085,000	$ 4,641,867
5.25% 8/1/23	12,800,000	14,474,112
5.25% 8/1/24	6,550,000	7,366,130
Series 2008 A:
5% 8/1/20	1,615,000	1,823,997
5% 8/1/22	3,685,000	4,113,787
5% 8/1/24	6,955,000	7,674,773
5% 9/1/32	5,085,000	5,412,016
5% 8/1/33	3,500,000	3,708,110
5% 8/1/38	4,085,000	4,290,026
Series 2009 A:
5% 3/1/29	1,520,000	1,639,001
5% 3/1/34	2,550,000	2,706,672
5% 3/1/39	17,000,000	17,903,380
Series 2009 B:
5% 7/1/24	1,800,000	2,002,410
5% 7/1/30	7,850,000	8,433,962
Series 2009 C, 5% 7/1/21	10,000,000	11,333,500
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.):
Series 2009 I, 5.75% 7/1/36	7,500,000	7,948,200
Series 2009 K, 5%, tender 7/1/15 (a)	3,000,000	3,222,180
(Baystate Med. Ctr. Proj.) Series F:
5.75% 7/1/17	1,305,000	1,360,697
5.75% 7/1/18	1,300,000	1,349,998
5.75% 7/1/19	1,455,000	1,504,863
5.75% 7/1/20	1,240,000	1,276,816
5.75% 7/1/33	3,000,000	3,051,330
(Berklee College of Music Proj.) Series 2007 A:
5% 10/1/16	1,000,000	1,116,970
5% 10/1/19	3,290,000	3,560,306
5% 10/1/21	3,270,000	3,481,994
5% 10/1/23	2,000,000	2,100,860
5% 10/1/25	5,950,000	6,196,211
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (d)	10,300,000	10,333,063
(Cape Cod Healthcare Proj.) Series 2004 D:
5% 11/15/31 (Assured Guaranty Corp. Insured)	2,000,000	1,986,940
5.125% 11/15/35 (Assured Guaranty Corp. Insured)	1,000,000	1,001,850
6% 11/15/28 (Assured Guaranty Corp. Insured)	1,500,000	1,625,580
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(CareGroup, Inc. Proj.):
Series 2008 B1, 5.375% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,006,860
Series 2008 B2:
5% 2/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	800,000	794,744
5.375% 2/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750,000	1,774,850
5.375% 2/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,001,800
Series 2008 D:
5.25% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,558,350
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,450,000	1,483,684
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,016,510
5.25% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900,000	1,923,750
Series 2008 E1:
5% 7/1/28	2,525,000	2,432,206
5.125% 7/1/33	2,000,000	1,907,340
5.125% 7/1/38	3,640,000	3,430,518
5.375% 7/1/21	10,850,000	11,192,318
Series 2008 E2:
5.375% 7/1/23	3,500,000	3,575,005
5.375% 7/1/24	5,015,000	5,119,111
5.375% 7/1/25	3,500,000	3,568,005
(Catholic Health East Proj.) Series 2010, 5% 11/15/18	1,005,000	1,089,852
(Children's Hosp. Proj.) Series 2009 M, 5.5% 12/1/39	20,000,000	21,110,800
(Emerson Hosp. Proj.) Series 2005 E, 5% 8/15/35 (Radian Asset Assurance, Inc. Insured)	2,500,000	2,003,300
(Harvard Univ. Proj.):
Series 2005 C, 5% 7/15/35	3,750,000	3,916,950
Series 2009 A, 5.5% 11/15/36	1,025,000	1,155,677
Series FF, 5.125% 7/15/37	32,840,000	33,606,814
(Lahey Clinic Med. Ctr. Proj.) Series 2005 C, 5% 8/15/30 (FGIC Insured)	5,190,000	5,066,789
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Massachusetts Eye & Ear Infirmary Proj.) Series B:
5.25% 7/1/10	$ 2,000,000	$ 2,005,020
5.25% 7/1/11	3,025,000	3,030,778
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	7,100,000	7,297,380
(Massachusetts Institute of Technology Proj.):
Series 2008 N, 5% 7/1/19	3,000,000	3,423,090
Series 2008 O, 6% 7/1/36	6,400,000	7,481,792
Series K, 5.375% 7/1/17	6,805,000	8,079,372
Series L:
5% 7/1/18	4,315,000	5,040,395
5% 7/1/23	3,990,000	4,708,958
(Med. Ctr. of Central Massachusetts Proj.) 6.55% 6/23/22 (AMBAC Insured)	15,900,000	16,366,029
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	497,270
(Northeastern Univ. Proj.):
Series 2008 R:
5% 10/1/16	600,000	670,182
5% 10/1/17	750,000	833,663
5% 10/1/18	500,000	553,040
5% 10/1/20	2,000,000	2,162,260
5% 10/1/22	1,160,000	1,232,709
5% 10/1/27	3,030,000	3,143,534
5% 10/1/28	1,000,000	1,027,580
5% 10/1/33	5,000,000	5,082,100
Series 2009 T1, 4.125%, tender 2/16/12 (a)	5,000,000	5,218,850
Series 2009 Y1:
5% 10/1/15	1,425,000	1,610,207
5% 10/1/16	1,495,000	1,679,139
5% 10/1/16	1,090,000	1,224,255
5% 10/1/17	1,570,000	1,752,779
5% 10/1/19	1,730,000	1,913,017
Series 2009 Y2:
5% 10/1/17	1,145,000	1,278,301
5% 10/1/18	1,215,000	1,350,424
(Partners HealthCare Sys., Inc. Proj.):
Series 1997 A, 5.125% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,885,000	3,895,800
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Partners HealthCare Sys., Inc. Proj.):
Series 2005 F:
5% 7/1/17	$ 1,410,000	$ 1,526,903
5% 7/1/19	1,760,000	1,854,582
5% 7/1/20	2,350,000	2,459,487
5% 7/1/21	1,150,000	1,195,425
5% 7/1/22	1,855,000	1,921,316
Series 2007 G:
5% 7/1/18	1,500,000	1,627,425
5% 7/1/20	1,300,000	1,380,964
5% 7/1/22	1,350,000	1,414,382
5% 7/1/27	7,750,000	7,970,023
5% 7/1/28	5,515,000	5,654,640
Series 2009 I3:
5% 7/1/21	2,300,000	2,449,339
5% 7/1/22	5,000,000	5,293,350
Series 2010 J1, 5% 7/1/39	23,500,000	23,791,400
Series C:
5.75% 7/1/21	2,500,000	2,568,650
5.75% 7/1/32	190,000	193,836
Series E:
5% 7/1/17	1,255,000	1,320,699
5% 7/1/19	1,390,000	1,437,427
(South Shore Hosp. Proj.) Series F:
5.5% 7/1/12	800,000	809,992
5.625% 7/1/19	370,000	373,737
5.75% 7/1/29	6,370,000	6,434,082
(Tufts Univ. Proj.):
Series 2008 O, 5.375% 8/15/38	4,500,000	4,895,730
Series I, 5.5% 2/15/36	5,000,000	5,022,200
Series J, 5.5% 8/15/17	500,000	592,285
(UMass Worcester Proj.):
Series 2005 D:
5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,040,000	3,290,374
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,735,000	4,015,461
Series B:
5.25% 10/1/15 (FGIC Insured)	565,000	584,487
5.25% 10/1/15 (Pre-Refunded to 10/1/11 @ 100) (c)	215,000	228,094
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Univ. of Massachusetts Proj.) Series 2000 A, 2.2%, tender 4/1/13 (a)	$ 4,000,000	$ 4,013,440
(Wellesley College Proj.) Series II:
5% 7/1/19	1,975,000	2,130,729
5% 7/1/20	2,075,000	2,232,700
(Williams College Proj.):
Series 2003 H, 5% 7/1/20	1,005,000	1,097,701
Series 2006 L:
5% 7/1/17	1,000,000	1,126,580
5% 7/1/18	1,000,000	1,122,960
5% 7/1/19	1,695,000	1,886,196
5% 7/1/20	2,410,000	2,664,713
5% 7/1/21	2,535,000	2,779,095
(Woods Hole Oceanographic Institution Proj.) Series 2008 B:
5.25% 6/1/25	1,760,000	1,894,094
5.375% 6/1/30	8,000,000	8,614,960
(Worcester City Campus Proj.) Series 2007 E:
5% 10/1/17 (FGIC Insured)	2,130,000	2,261,591
5% 10/1/18 (FGIC Insured)	1,985,000	2,096,120
5% 10/1/19 (FGIC Insured)	1,350,000	1,417,784
5% 10/1/20 (FGIC Insured)	2,465,000	2,574,643
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. (Boston Edison Co. Proj.) Series 1994 A, 5.75% 2/1/14	9,900,000	9,931,878
Massachusetts Indl. Fin. Agcy. Rev. (Whitehead Institute Biomedical Research Proj.) 5.125% 7/1/26	14,600,000	14,640,588
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.:
(Nuclear #4 Proj.) Series A, 5.25% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,510,000	9,014,388
(Nuclear #6 Proj.) Series A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,465,000	1,542,967
(Nuclear Mix #1 Proj.) Series A, 5.25% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,000,000	8,474,160
Massachusetts Port Auth. Rev.:
(US Airways, Inc. Proj.) Series A, 5.5% 9/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,965,000	1,965,197
Series 1973, 5.625% 7/1/12 (Escrowed to Maturity) (c)	850,000	894,141
Series 1998 A, 5% 7/1/23 (FSA Insured)	8,750,000	8,750,525
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Port Auth. Rev.: - continued
Series 1998 B:
5% 7/1/10 (FSA Insured) (b)	$ 2,275,000	$ 2,286,375
5% 7/1/15 (FSA Insured) (b)	3,310,000	3,323,670
Series 1999 B:
5.5% 7/1/11 (FSA Insured) (b)	5,500,000	5,536,905
5.5% 7/1/12 (FSA Insured) (b)	4,000,000	4,026,800
Series 2003 A:
5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,147,600
5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,915,000	7,379,757
5% 7/1/20	2,505,000	2,657,780
5% 7/1/21	3,000,000	3,169,050
5% 7/1/22	2,000,000	2,102,860
5% 7/1/35	10,000,000	10,273,500
Series 2005 A:
5% 7/1/18 (AMBAC Insured)	5,205,000	5,774,739
5% 7/1/21 (AMBAC Insured)	5,010,000	5,435,249
Series 2007 C:
5% 7/1/17 (FSA Insured) (b)	1,660,000	1,784,782
5% 7/1/22 (FSA Insured) (b)	6,140,000	6,314,315
5% 7/1/27 (FSA Insured) (b)	5,000,000	5,029,550
Massachusetts Port Auth. Spl. Facilities Rev.:
(BosFuel Corp. Proj.) Series 2007:
5% 7/1/18 (FGIC Insured) (b)	1,500,000	1,484,085
5% 7/1/19 (FGIC Insured) (b)	1,000,000	985,510
5% 7/1/20 (FGIC Insured) (b)	1,560,000	1,530,703
5% 7/1/21 (FGIC Insured) (b)	1,000,000	976,550
(Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/12 (AMBAC Insured) (b)	9,335,000	9,337,147
5.5% 1/1/13 (AMBAC Insured) (b)	7,015,000	6,966,667
5.5% 1/1/14 (AMBAC Insured) (b)	6,040,000	5,945,534
5.5% 1/1/15 (AMBAC Insured) (b)	5,000,000	4,873,650
5.5% 1/1/16 (AMBAC Insured) (b)	5,000,000	4,811,700
5.5% 1/1/17 (AMBAC Insured) (b)	5,555,000	5,292,748
5.5% 1/1/18 (AMBAC Insured) (b)	6,000,000	5,648,940
5.5% 1/1/19 (AMBAC Insured) (b)	5,000,000	4,644,350
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/19	17,000,000	18,752,190
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.: - continued
Series 2005 A:
5% 8/15/22	$ 5,540,000	$ 6,023,254
5% 8/15/23	6,000,000	6,499,140
5% 8/15/24	26,600,000	28,625,856
5% 8/15/25	12,810,000	13,740,775
5% 8/15/26	2,000,000	2,143,320
5% 8/15/27	10,000,000	10,632,300
5% 8/15/30	140,060,000	146,656,817
Series 2007 A:
4.5% 8/15/35	19,650,000	19,770,062
4.75% 8/15/32	2,685,000	2,734,431
5% 8/15/17 (AMBAC Insured)	5,000,000	5,747,900
5% 8/15/37	26,605,000	27,960,259
Massachusetts Spl. Oblig. Dedicated Tax Rev.:
Series 2004, 5.25% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,935,000	6,601,441
Series 2005, 5.5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,120,870
Massachusetts Spl. Oblig. Rev.:
(Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A:
5% 12/15/12 (FSA Insured)	3,700,000	4,041,288
5% 12/15/13 (FSA Insured)	2,700,000	2,999,727
Series 2002 A:
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,070,000	12,895,000
5.5% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,520,000	2,966,720
Series 2005 A:
5% 6/1/23 (FSA Insured)	2,000,000	2,202,700
5.5% 6/1/16 (FSA Insured)	3,000,000	3,528,090
5.5% 6/1/18 (FSA Insured)	9,740,000	11,589,334
5.5% 6/1/19	10,000,000	11,937,400
Massachusetts State College Bldg. Auth. Rev.:
Series 2002 A, 0% 5/1/22 (Escrowed to Maturity) (c)	2,250,000	1,449,765
Series 2003 A:
5.25% 5/1/14 (XL Cap. Assurance, Inc. Insured)	2,075,000	2,271,606
5.25% 5/1/15 (XL Cap. Assurance, Inc. Insured)	2,030,000	2,201,413
5.25% 5/1/16 (XL Cap. Assurance, Inc. Insured)	1,295,000	1,392,682
5.25% 5/1/19 (XL Cap. Assurance, Inc. Insured)	2,680,000	2,828,365
5.25% 5/1/21 (XL Cap. Assurance, Inc. Insured)	1,965,000	2,064,056
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts State College Bldg. Auth. Rev.: - continued
Series 2003 A:
5.25% 5/1/23 (XL Cap. Assurance, Inc. Insured)	$ 2,665,000	$ 2,786,231
Series 2003 B:
0% 5/1/28 (XL Cap. Assurance, Inc. Insured)	6,080,000	2,487,693
5.375% 5/1/18 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,277,573
5.375% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,825,000	2,139,922
Series 2004 A:
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,270,000	2,432,419
5% 5/1/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,410,000	11,649,496
Series 2006 A:
5% 5/1/31 (AMBAC Insured)	5,000,000	5,183,050
5% 5/1/36 (AMBAC Insured)	9,220,000	9,572,296
Series 2008 A:
5% 5/1/19 (Assured Guaranty Corp. Insured)	1,730,000	1,962,339
5% 5/1/20 (Assured Guaranty Corp. Insured)	2,130,000	2,401,596
5% 5/1/21 (Assured Guaranty Corp. Insured)	2,440,000	2,727,383
5% 5/1/22 (Assured Guaranty Corp. Insured)	2,430,000	2,692,829
5% 5/1/23 (Assured Guaranty Corp. Insured)	2,490,000	2,722,915
5% 5/1/38 (Assured Guaranty Corp. Insured)	10,000,000	10,496,600
Series 2009 A:
5.375% 5/1/34	2,150,000	2,322,473
5.5% 5/1/39	7,000,000	7,642,600
5.75% 5/1/49	10,000,000	10,977,800
Series 2009 B:
5% 5/1/28	1,000,000	1,075,700
5% 5/1/35	2,500,000	2,640,875
5% 5/1/40	4,625,000	4,885,619
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 A, 5.125% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,575,000	3,584,939
Series 1999 A:
5% 1/1/39	7,305,000	7,313,547
5.25% 1/1/29 (AMBAC Insured)	25,615,000	25,646,763
Sr. Series 1997 A:
5% 1/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	42,240,000	42,261,120
5.125% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,090,000	4,101,370
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.: - continued
Sr. Series A:
0% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,110,000	$ 2,194,949
0% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,700,000	2,629,088
0% 1/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,195,000	10,511,529
Sr. Series C:
0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	2,314,500
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,705,000	5,564,628
0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,660,000	1,126,410
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	13,815,000	8,858,869
Massachusetts Tpk. Auth. Western Tpk. Rev. Series 1997 A, 5.55% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,030,000	11,063,972
Massachusetts Wtr. Poll. Abatement Trust:
(MWRA Prog.) Series 2002 A, 5.25% 8/1/20	1,700,000	1,821,873
(Pool Prog.):
Series 10:
5% 8/1/22	305,000	331,505
5% 8/1/29	1,765,000	1,844,990
5% 8/1/34	150,000	155,609
5.25% 8/1/15	2,435,000	2,772,028
Series 12:
5% 8/1/19	13,995,000	15,686,156
5% 8/1/20	9,570,000	10,674,282
Series 13:
5% 8/1/19	3,740,000	4,251,969
5% 8/1/20	4,895,000	5,513,973
5% 8/1/21	5,350,000	5,989,593
5% 8/1/22	8,355,000	9,291,011
5% 8/1/23	6,385,000	7,061,235
5% 8/1/24	1,000,000	1,099,830
Series 2004 A:
5.25% 2/1/16	6,110,000	7,116,500
5.25% 8/1/16	21,700,000	25,441,297
5.25% 2/1/17	6,435,000	7,525,990
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust: - continued
(Pool Prog.):
Series 2004 A:
5.25% 2/1/18	$ 6,300,000	$ 7,419,762
5.25% 8/1/22	6,525,000	7,804,618
5.25% 2/1/23	1,390,000	1,661,954
5.25% 2/1/24	1,170,000	1,398,829
5.25% 8/1/24	3,780,000	4,540,196
Series 4, 5.125% 8/1/14	70,000	70,195
Series 5, 5.25% 8/1/15	75,000	75,715
Series 6:
5.25% 8/1/19	30,000	30,589
5.5% 8/1/30	17,580,000	17,817,154
5.625% 8/1/14	115,000	117,151
5.625% 8/1/15	25,000	25,452
5.625% 8/1/16	485,000	493,483
Series 7:
5.25% 2/1/16	4,495,000	4,697,050
5.25% 2/1/17	2,795,000	2,913,955
Series 8:
5% 8/1/17	110,000	117,412
5% 8/1/20	105,000	111,955
Series 9, 5.25% 8/1/33	595,000	619,550
Series 14:
5% 8/1/25	1,450,000	1,622,782
5% 8/1/32	5,685,000	6,152,136
5% 8/1/38	8,390,000	8,992,066
5% 8/1/21	7,520,000	8,627,320
5% 8/1/22	4,290,000	4,888,498
5% 8/1/23	5,000,000	5,671,900
5% 8/1/24	4,215,000	4,756,332
5% 8/1/25	4,965,000	5,556,629
5% 8/1/26	3,205,000	3,552,166
5% 8/1/27	2,460,000	2,740,784
5% 8/1/28	3,480,000	3,854,065
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.):
Series 1993 A, 5.45% 2/1/13 (Escrowed to Maturity) (c)	1,280,000	1,325,133
Series 1998 A:
5.25% 8/1/12	565,000	568,175
5.25% 8/1/13	330,000	330,904
Series A, 5% 8/1/15 (Escrowed to Maturity) (c)	950,000	1,104,926
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1992 A, 6.5% 7/15/19 (Escrowed to Maturity) (c)	$ 21,960,000	$ 26,565,232
Series 1998 B:
5.5% 8/1/15 (FSA Insured)	1,500,000	1,765,560
5.5% 8/1/16 (FSA Insured)	1,425,000	1,671,383
Series 2002 B, 5.125% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,960,000	7,190,654
Series 2002 J:
5% 8/1/42	8,160,000	8,269,670
5.5% 8/1/20	1,000,000	1,194,580
Series 2005 A:
5.25% 8/1/21	12,645,000	14,186,046
5.25% 8/1/24	9,000,000	9,980,730
Series 2006 A, 5% 8/1/41	6,500,000	6,724,640
Series 2007 A:
5% 8/1/23 (FSA Insured)	2,000,000	2,173,600
5% 8/1/25 (FSA Insured)	2,000,000	2,164,880
5% 8/1/26 (FSA Insured)	2,000,000	2,147,540
5% 8/1/27 (FSA Insured)	2,000,000	2,138,940
5% 8/1/28 (FSA Insured)	2,000,000	2,127,940
Series 2009 A:
5% 8/1/34	6,350,000	6,745,288
5% 8/1/39	7,360,000	7,714,605
Series 2009 B, 5% 8/1/22	2,540,000	2,849,067
Monson Gen. Oblig.:
5.25% 5/15/17 (AMBAC Insured)	2,120,000	2,248,642
5.25% 5/15/19 (AMBAC Insured)	2,335,000	2,469,052
5.25% 11/1/21 (AMBAC Insured)	1,000,000	1,067,900
5.25% 5/15/22 (AMBAC Insured)	2,985,000	3,133,384
Newton Gen. Oblig. Series 2009 A:
4% 4/1/23	1,490,000	1,568,702
5% 4/1/20	1,840,000	2,125,678
5% 4/1/21	1,915,000	2,199,416
Pioneer Valley Reg'l. School District:
5.375% 6/15/15 (AMBAC Insured)	1,235,000	1,330,688
5.375% 6/15/16 (AMBAC Insured)	1,000,000	1,074,240
Pittsfield Gen. Oblig.:
5% 4/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,140,000	1,203,943
5.5% 4/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,930,000	2,076,352
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Plymouth Gen. Oblig.:
Series 2009:
5% 5/15/23	$ 1,255,000	$ 1,408,926
5% 5/15/25	1,150,000	1,272,211
5% 10/15/15	500,000	576,450
5% 10/15/16	1,675,000	1,934,659
5% 10/15/17	1,665,000	1,926,538
5% 10/15/19	500,000	580,815
Randolph Gen. Oblig.:
5% 9/1/16 (AMBAC Insured)	1,170,000	1,250,812
5% 9/1/18 (AMBAC Insured)	1,090,000	1,148,217
5% 9/1/19 (AMBAC Insured)	1,085,000	1,141,170
Reading Gen. Oblig.:
5% 3/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	2,269,491
5% 3/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,190,000	2,350,133
Revere Gen. Oblig. Series 2009:
5% 4/1/28	515,000	554,047
5% 4/1/39	2,000,000	2,096,560
5.5% 4/1/27	2,510,000	2,801,612
Salem Gen. Oblig.:
5% 1/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,525,000	1,586,732
5% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,399,721
Springfield Gen. Oblig.:
Series 2005:
5% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,610,000	3,908,294
5% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050,000	2,210,167
Series 2007:
5% 8/1/15 (FSA Insured)	1,000,000	1,128,820
5% 8/1/16 (FSA Insured)	8,000,000	8,986,160
5% 8/1/17 (FSA Insured)	5,000,000	5,567,100
5% 8/1/18 (FSA Insured)	7,210,000	7,917,373
5.75% 8/1/14 (FSA Insured)	4,000,000	4,601,320
Springfield Wtr. & Swr. Commission Rev. Series 2008 A:
5.75% 10/15/26 (Assured Guaranty Corp. Insured)	1,000,000	1,136,620
5.75% 10/15/27 (Assured Guaranty Corp. Insured)	1,000,000	1,135,070
5.75% 10/15/28 (Assured Guaranty Corp. Insured)	1,000,000	1,130,460
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Taunton Gen. Oblig.:
5% 12/1/15	$ 2,350,000	$ 2,665,558
5% 12/1/16	2,340,000	2,651,524
5% 12/1/17	1,965,000	2,223,712
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
Series 2004 1, 5.375% 11/1/16 (AMBAC Insured)	1,305,000	1,453,392
Series 2008 2, 5% 5/1/38 (FSA Insured)	20,605,000	21,585,592
Woods Hole, Martha's Vineyard & Nantucket Steamship Auth. Series 2004 B, 5% 3/1/17	3,300,000	3,647,193
Worcester Gen. Oblig.:
Series 2001 A:
5.25% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,465,000	1,490,974
5.5% 8/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,285,000	1,347,772
5.5% 8/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,024,220
Series 2001 B, 5.5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,070,000	1,122,698
		2,303,616,152
Puerto Rico - 2.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000,000	3,062,070
Series 2002 E, 5.5% 7/1/21 (FSA Insured)	1,700,000	1,903,184
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2004 A:
5.25% 7/1/18	3,500,000	3,630,410
5.25% 7/1/18 (CIFG North America Insured) (FSA Insured)	2,500,000	2,616,575
Series 2006 A:
0.717% 7/1/21 (FGIC Insured) (a)	5,400,000	3,961,980
5.25% 7/1/26	3,000,000	3,042,270
5.25% 7/1/30	1,960,000	1,971,113
Series 2006 B, 5.25% 7/1/32	1,000,000	998,630
Series 2007 A, 5.5% 7/1/21 (FGIC Insured)	9,000,000	9,578,700
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	3,790,000	4,018,727
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (a)	3,100,000	3,342,482
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Pub. Fin. Corp. Commonwealth Appropriation Series 2004 A, 5.25%, tender 2/1/12 (AMBAC Insured) (a)	$ 1,015,000	$ 1,047,084
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41	47,350,000	7,492,191
0% 8/1/42 (FGIC Insured)	6,220,000	921,991
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	255,318
0% 8/1/47 (AMBAC Insured)	3,100,000	324,880
Series 2009 A:
6% 8/1/42	3,800,000	4,133,792
6.5% 8/1/44	5,345,000	6,033,222
Series 2010 A, 0% 8/1/33	55,000,000	13,398,550
		71,733,169
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth.:
Series 2004 A:
5% 10/1/11	805,000	837,377
5% 10/1/13	700,000	757,015
5.25% 10/1/16	750,000	806,940
Series 2009 A, 6.75% 10/1/37	4,000,000	4,384,640
Series 2009 A1, 5% 10/1/39	1,500,000	1,441,890
Series 2009 B, 5% 10/1/25	2,800,000	2,865,268
		11,093,130
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $2,320,798,579)	2,393,332,887
NET OTHER ASSETS - 1.7%	41,716,800
NET ASSETS - 100%	$ 2,435,049,687
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,333,063 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 9,660,679
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $2,319,963,239. Net unrealized appreciation aggregated $73,369,648, of which $90,777,498 related to appreciated investment securities and $17,407,850 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Massachusetts
AMT Tax-Free
Money Market Fund

Massachusetts AMT Tax-Free
Money Market
Institutional Class
Service Class

April 30, 2010

1.800350.106

SMA-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.9%
	Principal Amount	Value
Arizona - 0.1%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 0.35%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 2,200,000	$ 2,200,000
Florida - 0.4%
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Mariner's Cay Apts. Proj.) Series 2008 M, 0.3%, LOC Fannie Mae, VRDN (a)	2,000,000	2,000,000
Palm Beach County Rev. (The Norton Gallery and School of Arts, Inc. Proj.) Series 2000, 0.36%, LOC Bank of America NA, VRDN (a)	1,300,000	1,300,000
Sunshine State Govt. Fing. Commission Rev. Series L, 0.34% 5/5/10, LOC Dexia Cr. Local de France, CP	4,462,000	4,462,000
		7,762,000
Maryland - 0.7%
Chestertown Econ. Dev. Rev. (Washington College Proj.) Series 2008 A, 0.49%, LOC RBS Citizens NA, VRDN (a)	3,500,000	3,500,000
Maryland Health & Higher Edl. Facilities Auth. Rev. (Mercy Med. Ctr. Proj.) Series 2007 B, 0.32%, LOC Bank of America NA, VRDN (a)	9,300,000	9,300,000
		12,800,000
Massachusetts - 84.2%
Auburn Gen. Oblig. BAN 1.5% 3/25/11	3,114,350	3,141,347
Boston Indl. Dev. Fing. Auth. Rev. (Fenway Cmnty. Health Ctr. Proj.) Series 2006 B, 0.31%, LOC Banco Santander SA, VRDN (a)	7,525,000	7,525,000
Chatham Gen. Oblig. BAN 1.5% 6/30/10	4,700,000	4,706,675
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 06 108, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	9,300,000	9,300,000
Falmouth Gen. Oblig. BAN 1.5% 7/16/10	19,792,000	19,833,829
Framingham Gen. Oblig. BAN Series 2009 B, 1.5% 6/18/10	7,476,000	7,485,385
Lincoln Gen. Oblig. BAN 1.5% 5/14/10	4,000,000	4,001,389
Marlborough Gen. Oblig. BAN 1.5% 6/25/10	7,874,958	7,887,002
Massachusetts Participating VRDN Series Clipper 07 18, 0.33% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	54,600,000	54,600,000
Massachusetts Bay Trans. Auth.:
Bonds Series A, 5.8% 3/1/11	2,000,000	2,089,180
Series 1999, 0.37% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	19,330,000	19,330,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Bay Trans. Auth. Assessment Rev. Participating VRDN Series DC 8031, 0.35% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	$ 9,300,000	$ 9,300,000
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN:
Series DC 8030, 0.35% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	4,880,000	4,880,000
Series DCL 08 26, 0.35% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	13,100,000	13,100,000
Series DCL 08 28, 0.35% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	9,010,000	9,010,000
Series DCL 08 29, 0.35% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	5,500,000	5,500,000
Series PT 4140, 0.3% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)	17,725,000	17,725,000
Series A, 0.3% 5/4/10 (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), CP	6,000,000	6,000,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 A3, 0.3%, LOC Bank of America NA, VRDN (a)	3,000,000	3,000,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Tammy Brook Apts. Proj.) Series 2009, 0.3%, LOC Freddie Mac, VRDN (a)	3,670,000	3,670,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Abby Kelley Foster Charter Pub. School Proj.) Series 2008, 0.3%, LOC TD Banknorth, NA, VRDN (a)	5,000,000	5,000,000
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 0.3%, LOC Banco Santander SA, VRDN (a)	3,600,000	3,600,000
(Boston Univ. Proj.):
Series U-5B, 0.27%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	10,095,000	10,095,000
Series U5A, 0.23%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	7,370,000	7,370,000
Series U6E, 0.26%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	22,830,000	22,830,000
(Childrens Museum Proj.) Series 2006, 0.39%, LOC RBS Citizens NA, VRDN (a)	12,000,000	12,000,000
(City Year Proj.) Series 2006, 0.31%, LOC Bank of America NA, VRDN (a)	8,500,000	8,500,000
(Ed. Lawrence Academy Proj.) Series 2003 A, 0.45%, LOC Bank of America NA, VRDN (a)	2,715,000	2,715,000
(Edgewood Retirement Cmnty. Proj.) Series 2000 A, 0.32%, LOC Bank of America NA, VRDN (a)	4,700,000	4,700,000
(Institute of Contemporary Art Proj.) Series 2004 A, 0.31%, LOC Bank of America NA, VRDN (a)	3,100,000	3,100,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Int'l. Fund For Animal Welfare, Inc. Proj.) Series 2006, 0.31%, LOC Bank of America NA, VRDN (a)	$ 13,060,000	$ 13,060,000
(Judge Rotenburg Ctr. Proj.) 0.31%, LOC Bank of America NA, VRDN (a)	1,700,000	1,700,000
(Lasell Village Proj.) Series 2007, 0.3%, LOC Bank of America NA, VRDN (a)	19,380,000	19,380,000
(Mary Ann Morse Healthcare Proj.) Series 2007, 0.31%, LOC Banco Santander SA, VRDN (a)	8,300,000	8,300,000
(Neighborhood House Charter Proj.) Series 2003 A, 0.3%, LOC Bank of America NA, VRDN (a)	7,100,000	7,100,000
(Newton Country Day School Proj.):
Series 2000, 0.3%, LOC Bank of America NA, VRDN (a)	6,785,000	6,785,000
Series 2005, 0.3%, LOC Bank of America NA, VRDN (a)	10,280,000	10,280,000
(Olin College Proj.) Series 2008 C2, 0.39%, LOC RBS Citizens NA, VRDN (a)	10,500,000	10,500,000
(Saint Mark's School Proj.) Series 2004, 0.3%, LOC Bank of America NA, VRDN (a)	7,305,000	7,305,000
(Simmons College Proj.) Series G, 0.35%, LOC TD Banknorth, NA, VRDN (a)	9,775,000	9,775,000
(The May Institute, Inc. Proj.) Series 2006, 0.32%, LOC Banco Santander SA, VRDN (a)	5,085,000	5,085,000
(Worcester Polytechnic Institute Proj.) Series A, 0.32%, LOC TD Banknorth, NA, VRDN (a)	22,375,000	22,375,000
(YMCA of Greater Boston Proj.):
Series 2004 A, 0.3%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	8,400,000	8,400,000
Series 2007, 0.3%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	8,345,000	8,345,000
Series 2001, 0.25% 6/15/10, LOC JPMorgan Chase Bank, CP	4,397,000	4,397,000
0.28% 6/4/10, LOC Bank of America NA, CP	6,813,000	6,813,000
Massachusetts Gen. Oblig.:
Bonds Series 2002 D, 5.25% 8/1/10	2,500,000	2,530,812
Participating VRDN:
Series Clipper 07 06, 0.33% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	17,900,000	17,900,000
Series Clipper 07 39, 0.33% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	26,900,000	26,900,000
Series EGL 07 0149, 0.31% (Liquidity Facility Citibank NA) (a)(d)	10,500,000	10,500,000
Series Putters 2022, 0.35% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	13,955,000	13,955,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series Putters 2648, 0.35% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 3,700,000	$ 3,700,000
Series Putters 3620, 0.35% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,845,000	2,845,000
Series SG 126, 0.29% (Liquidity Facility Societe Generale) (a)(d)	4,510,000	4,510,000
(Central Artery Proj.) Series 2000 A, 0.3% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	17,000,000	17,000,000
RAN:
Series 2009 B, 2.5% 5/27/10	48,800,000	48,874,536
Series 2009 C, 2.5% 6/24/10	12,900,000	12,939,947
Series 1997 B, 0.3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	37,145,000	37,145,000
Series 1998 A, 0.31% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	39,860,000	39,860,000
Series 2001 B, 0.3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	57,100,000	57,100,000
Series 2001 C, 0.28% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	31,500,000	31,500,000
Series 2006 A, 0.32% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	1,600,000	1,600,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds:
(Northeastern Univ. Proj.) Series 2008 T3, 0.6%, tender 2/17/11 (a)	6,900,000	6,900,000
(Partners HealthCare Sys. Proj.) Series 2008 H2:
0.28% tender 8/6/10, CP mode	18,000,000	18,000,000
0.37% tender 6/8/10, CP mode	7,020,000	7,020,000
(Partners HealthCare Sys., Inc. Proj.) Series B, 5.25% 7/1/10	4,670,000	4,706,361
(Williams College Proj.) 0.45%, tender 4/7/11 (a)	4,000,000	4,000,000
Participating VRDN:
Series BA 08 3320, 0.3% (Liquidity Facility Bank of America NA) (a)(d)	7,190,000	7,190,000
Series BA 08 3503, 0.3% (Liquidity Facility Bank of America NA) (a)(d)	5,550,000	5,550,000
Series BBT 08 54, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	6,300,000	6,300,000
Series BBT 08 56, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	10,000,000	10,000,000
Series BC 10 16W, 0.27% (Liquidity Facility Barclays Bank PLC) (a)(d)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series Clipper 07 08, 0.3% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	$ 4,200,000	$ 4,200,000
Series PT 4633, 0.3% (Liquidity Facility Deutsche Postbank AG) (a)(d)	15,760,000	15,760,000
Series Putters 3163, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	9,655,000	9,655,000
Series Putters 3529, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,000,000	11,000,000
Series Putters 3530, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	12,495,000	12,495,000
Series Putters 3650, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,200,000	3,200,000
Series SGB 42, 0.31% (Liquidity Facility Societe Generale) (a)(d)	8,700,000	8,700,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 0.3%, LOC Bank of America NA, VRDN (a)	43,835,000	43,835,000
(CIL Realty of Massachusetts Proj.) Series 2007, 0.26%, LOC HSBC Bank USA, NA, VRDN (a)	8,400,000	8,400,000
(Endicott College Proj.) Series 2004 D, 0.31%, LOC Bank of America NA, VRDN (a)	3,500,000	3,500,000
(Harvard Vanguard Med. Associates Proj.) Series 2004, 0.25%, LOC TD Banknorth, NA, VRDN (a)	30,480,000	30,480,000
(Henry Heywood Memorial Hosp. Proj.) Series 2008 C, 0.28%, LOC TD Banknorth, NA, VRDN (a)	3,305,000	3,305,000
(Home for Little Wanderers Proj.) Series B, 0.3%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	3,650,000	3,650,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 0.31%, LOC JPMorgan Chase Bank, VRDN (a)	9,800,000	9,800,000
(Peabody Essex Museum Proj.) Series 2002, 0.31%, LOC Bank of America NA, VRDN (a)	8,250,000	8,250,000
Series 2009 O-1, 0.29%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	16,000,000	16,000,000
Series B, 0.5%, LOC RBS Citizens NA, VRDN (a)	7,320,000	7,320,000
0.32% 6/15/10, CP	8,180,000	8,180,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Participating VRDN Series Putters 3145, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	15,550,000	15,550,000
Series 2003 F, 0.34% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	13,100,000	13,100,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1993 A, 0.7% tender 5/3/10, CP mode	6,000,000	6,000,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.): - continued
Series 1993 B, 0.5% tender 5/12/10, CP mode	$ 12,100,000	$ 12,100,000
Massachusetts Indl. Fin. Agcy. Rev.:
(Goddard House Proj.) 0.32%, LOC Bank of America NA, VRDN (a)	10,440,000	10,440,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 0.3%, LOC Bank of America NA, VRDN (a)	4,725,000	4,725,000
Massachusetts Port Auth. Rev.:
Series 2003 A, 0.37% 8/10/10, LOC Bank of New York, New York, CP	10,000,000	10,000,000
Series 2008 A, 0.3%, LOC Bank of America NA, VRDN (a)	11,900,000	11,900,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0033, 0.31% (Liquidity Facility Citibank NA) (a)(d)	19,800,000	19,800,000
Series EGL 07 0067, 0.31% (Liquidity Facility Citibank NA) (a)(d)	19,100,000	19,100,000
Series EGL 07 0092, 0.31% (Liquidity Facility Citibank NA) (a)(d)	15,700,000	15,700,000
Series Putters 1052Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,995,000	2,995,000
Series Putters 1197, 0.33% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,305,000	6,305,000
Series Putters 1920, 0.35% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,985,000	7,985,000
Series Putters 2286, 0.35% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	14,510,000	14,510,000
Series Putters 2857, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,545,000	8,545,000
Series Putters 3689, 0.35% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,500,000	2,500,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series BBT 08 58, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	12,430,000	12,430,000
Series PT 4644, 0.3% (Liquidity Facility Deutsche Postbank AG) (a)(d)	5,500,000	5,500,000
Series Putters 2847, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	890,000	890,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN:
Series DCL 07 001, 0.35% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	13,750,000	13,750,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.: - continued
Participating VRDN:
Series EGL 06 0097, 0.31% (Liquidity Facility Citibank NA) (a)(d)	$ 15,345,000	$ 15,345,000
Series MS 2935, 0.4% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)	11,436,000	11,436,000
Series Putters 2848, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,895,000	4,895,000
Series 1994:
0.35% 5/6/10, LOC Bayerische Landesbank Girozentrale, CP	7,500,000	7,500,000
0.35% 5/6/10, LOC Bayerische Landesbank Girozentrale, CP	4,700,000	4,700,000
Series 2002 D, 0.28%, LOC Landesbank Baden-Wuert, VRDN (a)	7,100,000	7,100,000
Series 2008 B, 0.32% (Liquidity Facility Bank of America NA), VRDN (a)	5,300,000	5,300,000
Series 2008 C, 0.3% (Liquidity Facility Bayerische Landesbank), VRDN (a)	26,200,000	26,200,000
Nantucket Gen. Oblig. BAN 1.5% 2/25/11	6,816,500	6,883,523
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 0.32%, LOC Lloyds TSB Bank PLC, VRDN (a)	88,200,000	88,200,000
Univ. of Massachusetts Bldg. Auth. Rev. Series 2008 3, 0.3%, LOC Bank of America NA, VRDN (a)	46,800,000	46,800,000
Westborough Gen. Oblig. BAN 1.75% 8/27/10	13,765,658	13,819,208
Weston Gen. Oblig. BAN 1.5% 2/4/11	9,212,000	9,296,134
		1,510,151,328
Nevada - 0.1%
Clark County Arpt. Rev. Series 2008 D2, 0.34%, LOC Landesbank Baden-Wuert, VRDN (a)	2,500,000	2,500,000
North Carolina - 0.2%
North Carolina Ports Auth. Port Facilities Rev. Series 2008, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	3,500,000	3,500,000
Pennsylvania - 0.3%
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Marywood Univ. Proj.) Series 2005 A, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,900,000	1,900,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
(St. Joseph's Univ. Proj.) Series 2008 B, 0.37%, LOC Citizens Bank of Pennsylvania, VRDN (a)	$ 1,700,000	$ 1,700,000
Philadelphia Auth. for Indl. Dev. Rev. (Spl. People Northeast, Inc. Proj.) Series 2006, 0.43%, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,040,000	1,040,000
		4,640,000
Rhode Island - 0.7%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Rhode Island School of Design Proj.) Series 2008 A, 0.32%, LOC Bank of America NA, VRDN (a)	11,575,000	11,575,000
	Shares
Other - 12.2%
Fidelity Tax-Free Cash Central Fund, 0.26% (b)(c)	218,077,388	218,077,388
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $1,773,205,716)		1,773,205,716
NET OTHER ASSETS - 1.1%		19,872,004
NET ASSETS - 100%		$ 1,793,077,720
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 86,904
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At April 30, 2010, the cost of investment securities for income tax purposes was $1,773,205,716.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Massachusetts Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 29, 2010